INSURANCE GROUP STATUTORY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
INSURANCE GROUP STATUTORY FINANCIAL INFORMATION
17)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

AXA Equitable Life, MLOA, USFL, AXA Equitable Life and Annuity (“AXA Equitable L&A”) and ACS Life are restricted as to the amounts they may pay as dividends and amounts it may repay of surplus notes to Holdings. Under the applicable states’ insurance law, a domestic life insurer may not, without prior approval of the Superintendent, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable Life to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the applicable state’s Superintendent who then has 30 days to disapprove the distribution. This formula would not permit MLOA, USFL, AXA Equitable L&A and ACS Life to pay a dividend in 2018. For 2017, 2016, and 2015, respectively, AXA Equitable Life’s, MLOA’s, USFL’s, AXA Equitable L&A’s and ACS Life’s combined statutory net income (loss) totaled $942 million, $656 million and $2,042 million. Statutory surplus, capital stock and Asset Valuation Reserve (“AVR”) totaled $8,573 million and $5,893 million at December 31, 2017 and 2016, respectively. In 2017 , AXA Equitable Life did not pay shareholder dividends and in 2016, AXA Equitable Life paid $1,050 million in shareholder dividends. In 2015, AXA Equitable Life paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AXA Equitable Financial Services, LLC.

At December 31, 2017, AXA Equitable Life, MLOA, USFL, AXA Equitable L&A and ACS Life, in accordance with various government and state regulations, had $85 million of securities on deposit with such government or state agencies.

In 2015, AXA Equitable Life, with the approval of the NYDFS, repaid $200 million of third party surplus notes at maturity. In 2015 ACS Life with the approval of Delaware Department of Insurance repaid $242 million of surplus notes to Holdings prior to maturity.

At December 31, 2017 and for the year then ended, for AXA Equitable Life, MLOA, USFL and AXA Equitable L&A there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS, the Arizona Department of Insurance (the “AID”) and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017. At December 31, 2017 ACS Life had a difference in capital and surplus based on the investment valuation of the Captive reinsurance subsidiary which follows a special purpose framework for Statutory reporting as agreed to with the AID from practices prescribed and permitted by the Delaware Department of Insurance and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017. The impact of this permitted practice increased the statutory surplus and AVR of ACS Life by $103 million and $157 million at December 31, 2017 and 2016, respectively. ACS Life’s risk-based capital would have triggered a regulatory event without the use of this permitted practice in 2016.

AXA Equitable Life, USFL and MLOA cede a portion of their statutory reserves to AXA Arizona RE, a captive reinsurer, as part of the Company’s capital management strategy. AXA Arizona RE prepares financial statements in a special purpose framework for statutory reporting.

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including VOBA and intangible assets are required for GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.